Leases, Financial leases as lessee (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Minimum future financial lease payments [Abstract]
Lease payments	$ 333,824	$ 374,692
Financial charges	(151,391)	(173,905)
Present values, net	182,433	200,787
Within the 1st Year [Member]
Minimum future financial lease payments [Abstract]
Lease payments	39,619	41,483
Financial charges	(28,665)	(31,713)
Present values, net	10,954	9,770
1 to 3 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	79,346	82,966
Financial charges	(51,346)	(58,032)
Present values, net	28,000	24,934
3 to 5 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	96,999	85,355
Financial charges	(58,456)	(50,937)
Present values, net	38,543	34,418
After 5 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	117,860	164,888
Financial charges	(12,925)	(33,223)
Present values, net	104,935	131,665
Vessel Subsea 88 [Member] | Carrying Amount [Member]
Financial leases as lessee [Abstract]
Value of finance lease assets	$ 413,298	$ 166,366